Other non-current assets - Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current assets.
Cost at beginning	$ 76,659	$ 1,659	$ 1,659
Additions of the year		75,000
Cost at ending	76,659	76,659	1,659
Fair value adjustments at beginning	(23,490)	4,648	1,257
Fair value adjustment of the year through profit or loss	4,256	11,152	2,951
Fair value adjustment of the year through OCI	(18,267)	(39,290)
Translation difference			440
Fair value adjustments at ending	(37,501)	(23,490)	4,648
Net book value at ending	$ 39,158	$ 53,169	$ 6,307